Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Transactions with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Sep. 27, 2017	Aug. 22, 2017	May 24, 2017	Dec. 14, 2016	Dec. 13, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Mar. 28, 2017	Nov. 28, 2016	Oct. 04, 2016	Sep. 07, 2015	Mar. 12, 2015
Transactions with Related Parties [Abstract]
Repayments of related party debt						$ 0	$ 6,900	$ 0
Proceeds from related party debt						$ 16,200	12,800	0
Jelco [Member]
Transactions with Related Parties [Abstract]
Repayments of related party debt					$ 6,900
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Face amount														$ 4,000
Conversion price of convertible notes into common stock (in dollars per share)						$ 0.90
Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Maximum principal amount available to be drawn									$ 21,165				$ 6,765
Conversion price of convertible notes into common stock (in dollars per share)													$ 0.90
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Face amount	$ 13,750
Conversion price of convertible notes into common stock (in dollars per share)	$ 0.90
Balance of promissory note used to make mandatory prepayment	$ 4,750
Mandatory repayment	1,375
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity											$ 12,800	$ 4,150
Jelco [Member] | Loan Agreement Dated March 28, 2017 [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity										$ 47,500
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Transactions with Related Parties [Abstract]
Face amount			$ 16,200
Proceeds from related party debt			16,200
Mandatory repayment		$ 4,750
Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Parties [Abstract]
Repayments of related party debt						$ 0	6,900	0
Proceeds from related party debt						16,200	$ 12,800	$ 0
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Face amount														$ 4,000
Conversion price of convertible notes into common stock (in dollars per share)														$ 0.90
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Maximum principal amount available to be drawn						$ 21,165							$ 6,765
Conversion price of convertible notes into common stock (in dollars per share)													$ 0.90
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Face amount	$ 13,750
Conversion price of convertible notes into common stock (in dollars per share)	$ 0.90
Balance of promissory note used to make mandatory prepayment	$ 4,750
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity											$ 12,800	$ 4,150
Repayments of related party debt				$ 6,900
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated March 28, 2017 [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity										$ 47,500
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Transactions with Related Parties [Abstract]
Face amount			16,200
Proceeds from related party debt			$ 16,200
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Due September 29, 2017 [Member]
Transactions with Related Parties [Abstract]
Mandatory repayment		$ 4,750